Financial Risk Management - Summary of Total Financial Liabilities at Nominal Repayment Amount (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Current financial liabilities	€ 12,881	€ 12,388
Variable rate [member]
Disclosure of financial liabilities [line items]
Current financial liabilities		€ 38